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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended: December 31, 2004


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York        January 19, 2005
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:   63324
                                          (thousands)

List of Other Included Managers:          None






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
                           TITLE OF                    VALUE      SHRS. OR               PUT/    INVEST.   OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP   (X$1000)     PRN. AMT.     SH/PRN    CALL     DISCR.    MNGR. SOLE  SHARED  NONE
ABBOTT LABS                     COM     002824100         14           300         SH               SOLE          SOLE
ADVANCED MICRO                  COM     007903107       2013         91400         SH               SOLE          SOLE
AETNA                           COM     00817Y108         12           100         SH               SOLE          SOLE
ALLSTATE                        COM     020002101        559         10800         SH               SOLE          SOLE
AMERICAN EXPRESS                COM     025816109        372          6600         SH               SOLE          SOLE
ANADARKO PETROLEUM              COM     032511107       1879         29000         SH               SOLE          SOLE
APOLLO GROUP                CLASS A     037604105        242          3000         SH               SOLE          SOLE
APPLE COMPUTER                  COM     037833100       1024         15900         SH               SOLE          SOLE
BAKER HUGHES                    COM     057224107         13           300         SH               SOLE          SOLE
BANK OF AMERICA                 COM     060505104       1861         39600         SH               SOLE          SOLE
BELLSOUTH                       COM     079860102         47          1700         SH               SOLE          SOLE
BIOGEN IDEC                     COM     09062X103        833         12500         SH               SOLE          SOLE
BJ SERVICE                      COM     055482103        670         14400         SH               SOLE          SOLE
BOEING                          COM     097023105         62          1200         SH               SOLE          SOLE
BP PLC                          ADR     055622104         18           300         SH               SOLE          SOLE
BRISTOL MYERS                   COM     110122108         13           500         SH               SOLE          SOLE
CARNIVAL CORP                   COM     143658300        352          6100         SH               SOLE          SOLE
CHEVRON TEXACO                  COM     166764100        478          9100         SH               SOLE          SOLE
CITIGROUP                       COM     172967101        593         12300         SH               SOLE          SOLE
CONOCOPHILLIPS                  COM     20825C104        842          9700         SH               SOLE          SOLE
COUNTRYWIDE FINANCIAL           COM     222372104        403         10900         SH               SOLE          SOLE
DEVON ENERGY                    COM     25179M103        736         18900         SH               SOLE          SOLE
DOW CHEMICAL                    COM     260543103         15           300         SH               SOLE          SOLE
DU PONT                         COM     263534109         15           300         SH               SOLE          SOLE
EBAY                            COM     278642103       1094          9400         SH               SOLE          SOLE
EXXON MOBIL                     COM     30231G102       3906         76200         SH               SOLE          SOLE
FANNIE MAE                      COM     313586109        370          5200         SH               SOLE          SOLE
FEDEX                           COM     31428X106       3191         32400         SH               SOLE          SOLE
FIRST DATA                      COM     319963104       1017         23900         SH               SOLE          SOLE
GENERAL ELECTRIC                COM     369604103       3219         88200         SH               SOLE          SOLE
GILEAD SCIENCES                 COM     375558103        703         20100         SH               SOLE          SOLE
GILLETTE                        COM     375766102         18           400         SH               SOLE          SOLE
GOLDMAN SACHS GROUP             COM     38141G104        645          6200         SH               SOLE          SOLE
HALLIBURTON                     COM     406216101        789         20100         SH               SOLE          SOLE
HOME DEPOT                      COM     437076102        637         14900         SH               SOLE          SOLE
JC PENNEY                       COM     708160106        973         23500         SH               SOLE          SOLE
JOHNSON & JOHNSON               COM     478160104        609          9600         SH               SOLE          SOLE
KMART HOLDINGS                  COM     498780105       1593         16100         SH               SOLE          SOLE
LEHMAN BROTHERS                 COM     524908100       3385         38700         SH               SOLE          SOLE
MARVELL TECHNOLOGY              COM     G5876H105         14           400         SH               SOLE          SOLE
MCDONALDS                       COM     580135101         48          1500         SH               SOLE          SOLE
MERRILL LYNCH                   COM     590188108        131          2200         SH               SOLE          SOLE
NETWORK APPLIANCE               COM     64120L104        329          9900         SH               SOLE          SOLE
NEWMONT MINING                  COM     651639106        937         21100         SH               SOLE          SOLE
PROCTER & GAMBLE                COM     742718109         22           400         SH               SOLE          SOLE
QUALCOMM                        COM     747525103       1743         41100         SH               SOLE          SOLE
RESEARCH IN MOTION              COM     760975102       1986         24100         SH               SOLE          SOLE
ROYAL DUTCH PETRO          NY SHARE     780257804        953         16600         SH               SOLE          SOLE
SCHLUMBERGER                    COM     806857108        100          1500         SH               SOLE          SOLE
SPRINT                          COM     852061100         20           800         SH               SOLE          SOLE
SYMANTEC                        COM     871503108       7370        286100         SH               SOLE          SOLE
TARGET                          COM     87612E106       1314         25300         SH               SOLE          SOLE
TRANSOCEAN                      COM     G90078109         38           900         SH               SOLE          SOLE
TXU                             COM     873168108         19           300         SH               SOLE          SOLE
UNITED STATES STEEL             COM     912909108         21           400         SH               SOLE          SOLE
UNITED TECHNOLOGIES             COM     913017109         72           700         SH               SOLE          SOLE
UNITEDHEALTH GROUP              COM     91324P102        819          9300         SH               SOLE          SOLE
VALERO ENERGY                   COM     91913Y100         18           400         SH               SOLE          SOLE
VERITAS SOFTWARE                COM     923436109        882         30900         SH               SOLE          SOLE
VERIZON COMMUNICATIONS          COM     92343V104       1454         35900         SH               SOLE          SOLE
WACHOVIA                        COM     929903102       1094         20800         SH               SOLE          SOLE
WELLPOINT                       COM     94973V107       2381         20700         SH               SOLE          SOLE
WELLS FARGO COMPANY             COM     949746101         19           300         SH               SOLE          SOLE
XM SATELLITE                    COM     983759101       5914        157200         SH               SOLE          SOLE
YAHOO                           COM     984332106        411         10900         SH               SOLE          SOLE